Virtus Opportunities Trust

Supplement dated December 7, 2020 to the Statutory Prospectus dated January 28, 2020, as supplemented

Important Notice to Investors

Effective March 1, 2021, the timing of the automatic conversion of Class C Shares and Class C1 Shares to Class A shares will change from ten years after the purchase date to eight years after the purchase date. Disclosure in the Statutory Prospectus will be revised as described below. This means that effective March 1, 2021, if you acquired eligible Class C Shares and Class C1 Shares at least eight years prior to March 1, 2021, your Class C Shares and Class C1 Shares will convert automatically to Class A Shares.

In the section “Sales Charges” under the heading “What arrangement is best for you?” the paragraph describing Class C Shares will be replaced with the following:

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. You will not pay any sales charges on original purchases of Class C Shares of the Virtus Newfleet Multi-Sector Short-Term Bond Fund when you sell them. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares and Class C1 Shares” below.) Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. From January 1, 2019, to February 28, 2021, with certain exceptions, Class C Shares will convert to Class A Shares after ten years, thus reducing future annual expenses. Effective March 1, 2021, with certain exceptions, Class C Shares will convert to Class A Shares after eight years, thus reducing future annual expenses. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

In the section “Sales Charges” under the heading “What arrangement is best for you?” the paragraph describing Class C1 Shares will be replaced with the following:

Class C1 Shares (Virtus Newfleet Multi-Sector Short-Term Bond Fund only). If you purchase Class C1 Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C1 Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares and Class C1 Shares” below.) Class C1 Shares for the funds have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. From January 1, 2019, to February 28, 2021, with certain exceptions, Class C1 Shares will convert to Class A Shares after ten years, thus reducing future annual expenses. Effective March 1, 2021, with certain exceptions, Class C1 Shares will convert to Class A Shares after eight years, thus reducing future annual expenses.

In the section “Sales Charges” under the heading “Deferred Sales Charge Alternative – Class C Shares and Class C1 Shares,” the current disclosure in the second and third paragraphs will be replaced with the following:

From January 1, 2019, to February 28, 2021, with certain exceptions, Class C Shares and Class C1 Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after 10 years. Effective March 1, 2021, with certain exceptions, Class C Shares and Class C1 Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after eight years. However, for investors invested in Class C Shares and Class C1 Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares and Class C1 Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares and Class C1 Shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares and Class C1 Shares that have been held directly with the fund, and not through a financial intermediary, for fewer than the required number of years may be exchanged for Class A Shares at the fund’s or transfer agent’s discretion if (i) the Class C Shares or Class C1 Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares or Class C1 Shares.

Investors should retain this supplement with the Statutory Prospectus for future reference.

VOT 8020 ClassC&C1AutoConv (12/2020)

Virtus Duff & Phelps Real Asset Fund, a series of Virtus Opportunities Trust

Supplement dated December 7, 2020 to the Statutory Prospectus dated February 28, 2020, as supplemented

Virtus FORT Trend Fund, a series of Virtus Opportunities Trust

Supplement dated December 7, 2020 to the Statutory Prospectus dated August 31, 2020

Important Notice to Investors

Effective March 1, 2021, the timing of the automatic conversion of Class C Shares to Class A shares will change from ten years after the purchase date to eight years after the purchase date. Disclosure in the Statutory Prospectus will be revised as described below. This means that effective March 1, 2021 if you acquired eligible Class C Shares at least eight years prior to March 1, 2021, your Class C Shares will convert automatically to Class A Shares.

In the section “Sales Charges” under the heading “What arrangement is best for you?” the paragraph describing Class C Shares will be replaced with the following:

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Deferred Sales Charge Alternative—Class C Shares” below.) Class C Shares have higher distribution and services fees (1.00%) and pay lower dividends than Class A Shares. From January 1, 2019, to February 28, 2021, with certain exceptions, Class C Shares will convert to Class A Shares after ten years, thus reducing future annual expenses. Effective March 1, 2021, with certain exceptions, Class C Shares will convert to Class A Shares after eight years, thus reducing future annual expenses. If you transact in Class C Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

In the section “Sales Charges” under the heading “Deferred Sales Charge Alternative – Class C Shares,” the current disclosure in the second and third paragraphs will be replaced with the following:

From January 1, 2019, to February 28, 2021, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after ten years. Effective March 1, 2021, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after eight years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with the fund, and not through a financial intermediary, for fewer than the required number of years may be exchanged for Class A Shares at the fund’s or transfer agent’s discretion if (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.

Investors should retain this supplement with the Statutory Prospectus for future reference.

VOT 8020 DPIMRA-FORTTrendClassCAutoConv (12/2020)

Virtus Opportunities Trust

Supplement dated December 7, 2020 to the Statement of Additional Information (“SAI”)

dated January 28, 2020, as supplemented

Important Notice to Investors

Effective March 1, 2021, the timing of the automatic conversion of Class C Shares and Class C1 Shares to Class A shares will change from ten years after the purchase date to eight years after the purchase date. Disclosure in the SAI will be revised as described below. This means that effective March 1, 2021, if you acquired eligible Class C Shares and Class C1 Shares at least eight years prior to March 1, 2021, your Class C Shares and Class C1 Shares will convert automatically to Class A Shares.

In the section “Purchase, Redemption and Pricing of Shares” under the heading “Alternative Purchase Arrangements,” the third and fourth paragraphs describing Class C Shares will be replaced with the following:

From January 1, 2019, to February 28, 2021, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after ten years. Effective March 1, 2021, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after eight years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with the Fund, and not through a financial intermediary, for fewer than the required number of years may be exchanged at the Fund’s or Transfer Agent’s discretion for Class A Shares if (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.

Also under this heading, the second and third paragraphs describing Class C1 Shares will be replaced with the following:

From January 1, 2019, to February 28, 2021, with certain exceptions, Class C1 Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after ten years. Effective March 1, 2021, with certain exceptions, Class C1 Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after eight years. However, for investors invested in Class C1 Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C1 Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C1 Shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C1 Shares that have been held directly with the Fund, and not through a financial intermediary, for fewer than the required number of years may be exchanged at the Fund’s or Transfer Agent’s discretion for Class A Shares if (i) the Class C1 Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C1 Shares.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B SAI ClassC&C1AutoConv (12/2020)

Virtus FORT Trend Fund, a series of Virtus Opportunities Trust

Supplement dated December 7, 2020 to the SAI dated August 31, 2020

Important Notice to Investors

Effective March 1, 2021, the timing of the automatic conversion of Class C Shares to Class A shares will change from ten years after the purchase date to eight years after the purchase date. Disclosure in the SAI will be revised as described below. This means that effective March 1, 2021 if you acquired eligible Class C Shares at least eight years prior to March 1, 2021, your Class C Shares will convert automatically to Class A Shares.

In the section “Purchase, Redemption and Pricing of Shares” under the heading “Alternative Purchase Arrangements,” the third and fourth paragraphs describing Class C Shares will be replaced with the following:

From January 1, 2019, to February 28, 2021, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after ten years. Effective March 1, 2021, with certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares (on a prorated basis), will automatically convert to Class A Shares after eight years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares may be exchangeable in advance of the automatic conversion. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with the Fund, and not through a financial intermediary, for fewer than the required number of years may be exchanged at the Fund’s or Transfer Agent’s discretion for Class A Shares if (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B FORTTrendSAIClassCAutoConv (12/2020)